BALANCE SHEET COMPONENTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
BALANCE SHEET COMPONENTS
Depreciation expense	$ 1,000	$ 1,200	$ 2,900	$ 3,800	$ 5,143	$ 4,116